                                                               December 31, 1998

[ARTWORK APPEARS HERE]

                               Evergreen Select
                               Equity Index Fund


                                               Semiannual Report
                                      [LOGO OF EVERGREEN FUNDS(SM) APPEARS HERE]

--------------------------------------------------------------------------------
                               Table of Contents
--------------------------------------------------------------------------------

Letter to Shareholders ....................................................    1
Fund at a Glance ..........................................................    2
Portfolio Manager Commentary ..............................................    3
Financial Highlights ......................................................    5
Schedule of Investments ...................................................    7
Statement of Assets and Liabilities .......................................   13
Statement of Operations ...................................................   14
Statement of Changes in Net Assets ........................................   15
Notes to Financial Statements .............................................   16


--------------------------------------------------------------------------------
                                Evergreen Funds
--------------------------------------------------------------------------------

Evergreen Funds is one of the nation's fastest growing investment companies with over $50 billion in assets under management.

With over 70 mutual funds to choose among and acclaimed service and operations capabilities, investors enjoy a broad range of quality investment products and services designed to meet their needs.

The Evergreen Funds employ intensive, research-driven investment strategies executed by over 90 research analysts and portfolio managers. The fund company remains dedicated to meeting the needs of investors and their advisors in a global economy. Look to the Evergreen Funds to provide a distinctive level of service and excellence in investment management.

This semiannual report must be preceded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

               -----------------------------------------------------------------
Mutual Funds:  ARE NOT FDIC INSURED   May lose value  .  Are not bank guaranteed
               -----------------------------------------------------------------

                          Evergreen Distributor, Inc.
    Evergreen(SM) is a Service Mark of Evergreen Investment Services, Inc.

                            Letter to Shareholders
                            ----------------------
                                 February 1999

[PHOTOGRAPH OF WILLIAM M. ENNIS APPEARS HERE]
William M. Ennis

[PHOTOGRAPH OF DAVID C. FRANCIS, CFA APPEARS HERE]
David C. Francis, CFA

Dear Shareholders:

We are pleased to provide you the Evergreen Select Equity Index Fund semiannual report covering the six months ended December 31, 1998.

Increased Market Volatility in 1998

During the year, interest rates declined while inflation was low and investors became concerned about a possible slowdown in economic growth. Despite the volatility that started in July, the market ended on a positive note, as indicated by the Dow Jones Industrial Average posting an 18.1% gain and the S&P 500 returning 28.7% for the 12 months ended December 31, 1998. The financial markets have certainly experienced increased volatility compared to the smoother ride we saw in the past few years, and we anticipate the volatility will continue. We encourage you to take this opportunity to talk to your financial representative and review your investment time horizon to ensure you are on track with your goals.

Introduction of the Euro

On January 1, 1999, eleven European countries adopted the euro as their currency. Currently, the wholesale markets and government and financial sectors have converted to the euro, and new securities will be issued in euro denomination only. Full conversion to the new currency will not be completed until 2002.

At this point it is still unclear how the euro conversion will affect foreign exchange rates, interest rates and the value of European securities, but we believe the potential benefits to globally oriented investors are significant. They include changes in currency risk, increased competition, and a central bank. Foreign exchange risk may decrease for the countries participating in the European Union; however, currency risk associated with rises and declines of the value of the euro versus the dollar will still exist. Most noticeable for investors will be the ability to compare the value of companies across the European Union member countries without having to factor in the effect of fluctuating currencies. Increased competition resulting from deregulation and economic unification may produce a wave of merger and acquisition activity, which could present attractive investment opportunities for those able to identify the companies most inclined to benefit from restructuring. Finally, the European Central Bank, comparable to the U.S. Federal Reserve, will provide European Union countries with a unified monetary policy for the first time.

Year 2000/1/

We have been addressing the Year 2000 issue since February 1996 and have adopted an industry best practices methodology for the project. Our team is on schedule to complete the following milestones: Inventory and Assessment, Remediation, Testing and Contingency. Although Evergreen Funds is striving to identify and correct every issue under our control related to the Year 2000, it would be impossible to guarantee a problem-free transition into the next millennium. Our goal, however, is that our shareholders experience virtually no impact on the products and services we deliver.

Thank you for your continued investment in Evergreen Select Funds.

Sincerely,

/s/ William M. Ennis

William M. Ennis
Managing Director
Evergreen Funds


/s/ David C. Francis

David C. Francis, CFA
Managing Director
Chief Investment Officer
First Capital Group


/1/The information above constitutes Year 2000 readiness disclosure.

--------------------------------------------------------------------------------
                                   EVERGREEN
                           Select Equity Index Fund
--------------------------------------------------------------------------------
                   Fund at a Glance as of December 31, 1998


-------------------------------------------------------------------------------
                               PORTFOLIO PROFILE
-------------------------------------------------------------------------------

                                  Philosophy

The Fund seeks investment results that achieve price and yield performance similar to the S&P 500 Index.

                                   Process

The Fund invests primarily in stocks represented in the Standard and Poor's (S&P
500) Index. The Fund's cash position is tightly managed to increase its ability to track the index. Furthermore, by duplicating an unmanaged index, portfolio turnover may be kept to a minimum, thus attempting to minimize transaction costs.

                                  Benchmark

                                 S&P 500 Index

-------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS
-------------------------------------------------------------------------------

                                            Class I Class IS  Class A  Class B
Average Annual Returns*
-------------------------------------------------------------------------------
6 months with sales charge                    n/a      n/a     3.61%    3.71%
-------------------------------------------------------------------------------
6 months @ NAV                               8.85%    8.71%    8.79%    8.71%
-------------------------------------------------------------------------------
1 year with sales charge                      n/a      n/a    21.54%   22.51%
-------------------------------------------------------------------------------
1 year @ NAV                                27.69%   27.49%   27.61%   27.51%
-------------------------------------------------------------------------------
3 years                                     27.63%   27.54%   25.56%   26.96%
-------------------------------------------------------------------------------
5 years                                     23.29%   23.24%   22.08%   23.09%
-------------------------------------------------------------------------------
10 years                                    18.16%   18.13%   17.58%   18.14%
-------------------------------------------------------------------------------
Since Inception                             17.07%   17.05%   16.68%   17.06%
-------------------------------------------------------------------------------
6-month distributions per share             $3.36    $3.30    $3.17    $3.12
-------------------------------------------------------------------------------
* Adjusted for maximum sales charge, unless noted.


--------------------------------------------------------------------------------
                               LONG TERM GROWTH
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]


                        Select
         Date        Equity Index        CPI           S&P
       ---------      ---------       ---------     ----------
       28-Feb-85      1,000,000       1,000,000      1,000,000
       31-Dec-86      1,410,057       1,043,158      1,432,636
       31-Dec-88      1,666,561       1,136,975      1,758,290
       31-Dec-90      2,057,677       1,262,457      2,243,514
       31-Dec-92      2,838,061       1,338,498      3,150,049
       31-Dec-94      3,111,566       1,412,491      3,513,361
       31-Dec-96      5,222,805       1,496,466      5,943,405
       31-Dec-98      8,839,092       1,549,317     10,191,184


Comparison of change in value of a $1,000,000 investment in Evergreen Select Equity Index Fund Class I, the S&P 500 Index, and the Consumer Price Index.


Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Historical performance for Classes I, IS, A and B shares is that of their predecessor funds, CoreFund Equity Index from 6/1/1991 through 7/27/1998 and Viking Index Fund from 2/14/1985 through 5/31/1991. Historical returns from 7/27/1998 to the inception of Classes IS, A and B reflect that of the Class I shares, and are not adjusted for 12b-1 fees. If fees were adjusted, returns would have been lower. Returns of Class I, IS, A and B, since their respective commencement of class operations, were 17.07%, 30.38%, 10.84% and 10.73%, respectively. Class A and B returns, since commencement of class operations (11/3/98), are cumulative. Index returns do not reflect expenses, which have been deducted from the Fund's return. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                                   EVERGREEN
                           Select Equity Index Fund
--------------------------------------------------------------------------------
                         Portfolio Manager Commentary


Portfolio Management

                    [PHOTOGRAPH OF ERIC TEAL APPEARS HERE]
                                   Eric Teal

Eric M. Teal has managed Evergreen Select Equity Index Fund since December 1998. Mr. Teal, vice president and quantitative equity analyst, joined FUNB in September 1993 and currently heads the Quantitative Analysis/Portfolio Management Unit within FUNB. He also manages Evergreen Select Diversified Value Fund and is responsible for risk analysis and quantitative management for other Evergreen Select Equity Funds.


Performance

Evergreen Select Equity Index Fund Class I returned 8.85% for the six months ended December 31, 1998. Within the six months were two markedly different periods: the Fund declined - D10.26% during the third quarter and gained 21.30% during the fourth quarter. The S&P 500 returned 9.22% during the six months, declining by - D9.35% during the third quarter and then gaining 21.43% during the fourth quarter.

                                   Portfolio
                                Characteristics
                                ---------------

       Total Net Assets                                    $327,144,887
       -----------------------------------------------------------------
       Number of Issues                                             473
       -----------------------------------------------------------------
       P/E Ratio                                                  27.6x
       -----------------------------------------------------------------
       Beta                                                         1.0
       -----------------------------------------------------------------


Investment Process

The Evergreen Select Equity Index Fund is managed to replicate the S&P 500 index. The objective of the Fund is to capture the return of the benchmark with minimal tracking error and transaction costs. Tracking error is the differential between the Fund's performance and that of the index. Currently, the Fund holds 98% of the stocks within the S&P 500 to minimize dispersion between the Fund and the benchmark. The portfolio is managed using quantitative tools, and the free cash is invested in index futures to further minimize potential shortfalls.

During the six months, the Fund's relative performance versus the benchmark significantly improved from the third to the fourth quarter. This can be attributed to a lower tracking error and an approximate 10% increase in the number of stocks held within the portfolio to better replicate the index. Even after adding back expenses, however, the Fund slightly underperformed the index for the six months. We believe an increased quantitative focus, lower tracking error, and use of index futures to manage cash should permit greater relative performance going forward.

--------------------------------------------------------------------------------
                                  EVERGREEN
                           Select Equity Index Fund
--------------------------------------------------------------------------------
                         Portfolio Manager Commentary



                                Top 10 Holdings
                        ------------------------------
                        (based on 12/31/98 net assets)

       Microsoft Corp.                                              3.3%
       -----------------------------------------------------------------
       General Electric Co.                                         3.2%
       -----------------------------------------------------------------
       Intel Corp.                                                  1.9%
       -----------------------------------------------------------------
       Wal-Mart Stores, Inc.                                        1.8%
       -----------------------------------------------------------------
       Exxon Corp.                                                  1.7%
       -----------------------------------------------------------------
       Merck & Co., Inc.                                            1.7%
       -----------------------------------------------------------------
       International Business Machines Corp.                        1.7%
       -----------------------------------------------------------------
       Coca Cola Co.                                                1.6%
       -----------------------------------------------------------------
       Pfizer, Inc.                                                 1.6%
       -----------------------------------------------------------------
       Cisco Systems, Inc.                                          1.4%
       -----------------------------------------------------------------



                               Top 5 Industries
                        ------------------------------
                        (based on 12/31/98 net assets)

       Healthcare Products & Services                              11.8%
       -----------------------------------------------------------------
       Information Services & Technology                           11.7%
       -----------------------------------------------------------------
       Finance & Insurance                                          8.5%
       -----------------------------------------------------------------
       Food & Beverage Products                                     6.9%
       -----------------------------------------------------------------
       Banks                                                        6.4%
       -----------------------------------------------------------------

--------------------------------------------------------------------------------
                                  EVERGREEN
                           Select Equity Index Fund
--------------------------------------------------------------------------------

                              Financial Highlights
                (For a share outstanding throughout each period)


                           Six Months Ended              Year Ended June 30,
                           December 31, 1998 -----------------------------------------------
                           (Unaudited) (c)#  1998 (c)  1997 (c) 1996 (b)(c) 1995 (c) 1994 (c)
----------------------------------------------------------------------------------------------------
 CLASS I SHARES
----------------------------------------------------------------------------------------------------
 Net asset value
  beginning of period          $  46.27      $  37.39  $  28.47  $  23.79  $  20.54  $ 20.97
 ...............................========......========..========..========..========..=======....
 Income from investment
  operations
 ................................................................................................
 Net investment income             0.27          0.50      0.51      0.51      0.52     0.55
 ................................................................................................
 Net realized and
  unrealized gain on
  securities                       3.48         10.12      9.16      5.47      4.24    (0.43)
 ...............................--------......--------..--------..--------..--------..-------....
 Total from investment
  operations                       3.75         10.62      9.67      5.98      4.76     0.12
 ...............................--------......--------..--------..--------..--------..-------....
 Distributions to
  shareholders from
 ................................................................................................
 Net investment income            (0.27)        (0.50)    (0.51)    (0.51)    (0.52)   (0.55)
 ................................................................................................
 Net realized gains on
  securities                      (3.09)        (1.24)    (0.24)    (0.79)    (0.99)    0.00
 ...............................--------......--------..--------..--------..--------..-------....
 Total distributions              (3.36)        (1.74)    (0.75)    (1.30)    (1.51)   (0.55)
 ...............................--------......--------..--------..--------..--------..-------....
 Net asset value end of
  period                       $  46.66      $  46.27  $  37.39  $  28.47  $  23.79  $ 20.54
 ...............................========......========..========..========..========..=======....
 Total return                      8.85%        29.17%    34.44%    25.69%    24.45%    0.55%
 ................................................................................................
 Ratios/supplemental data
 ................................................................................................
 Net assets end of period
  (thousands)                  $286,689      $315,920  $241,413  $166,350  $112,533  $72,552
 ................................................................................................
 Ratios to average net
  assets:
 Expenses                          0.31%+        0.38%     0.37%     0.35%     0.37%    0.35%
 ................................................................................................
 Expenses, after fee
  credits                          0.31%+         N/A       N/A       N/A       N/A      N/A
 ................................................................................................
 Expenses, excluding fee
  credits, waivers and
  reimbursements                   0.58%+        0.71%     0.71%     0.71%     0.76%    0.75%
 ................................................................................................
 Net investment income             1.21%+        1.19%     1.63%     1.94%     2.48%    2.63%
 ................................................................................................
 Portfolio turnover rate             14%           12%       11%       13%       27%      13%
 ................................................................................................


                                       Six Months Ended  Year Ended June 30,
                                       December 31, 1998 --------------------
                                       (Unaudited) (c)#  1998 (c)  1997 (a)(c)
--------------------------------------------------------------------------------------
 CLASS IS SHARES
--------------------------------------------------------------------------------------
 Net asset value beginning of period        $ 46.27      $ 37.37    $29.62
 ............................................=======......=======....======....
 Income from investment operations
 ..............................................................................
 Net investment income                         0.23         0.49      0.32
 ..............................................................................
 Net realized and unrealized gain on
  securities                                   3.46        10.12      8.05
 ............................................-------......-------....------....
 Total from investment operations              3.69        10.61      8.37
 ............................................-------......-------....------....
 Distributions to shareholders from
 ..............................................................................
 Net investment income                        (0.21)       (0.47)    (0.38)
 ..............................................................................
 Net realized gains on securities             (3.09)       (1.24)    (0.24)
 ............................................-------......-------....------....
 Total distributions                          (3.30)       (1.71)    (0.62)
 ............................................-------......-------....------....
 Net asset value end of period              $ 46.66      $ 46.27    $37.37
 ............................................=======......=======....======....
 Total return                                  8.71%       29.17%    28.58%
 ..............................................................................
 Ratios/supplemental data
 ..............................................................................
 Net assets end of period (thousands)       $33,446      $11,944    $4,507
 ..............................................................................
 Ratios to average net assets:
 Expenses                                      0.55%+       0.38%     0.37%+
 ..............................................................................
 Expenses, after fee credits                   0.55%+        N/A       N/A
 ..............................................................................
 Expenses, excluding fee credits,
  waivers and reimbursements                   0.81%+       0.71%     0.69%+
 ..............................................................................
 Net investment income                         0.99%+       1.19%     1.19%+
 ..............................................................................
 Portfolio turnover rate                         14%          12%       11%
 ..............................................................................

+   Annualized.
#   Net investment income based on average shares outstanding during the period.
(a) For the period from October 9, 1996 (commencement of class operations) to June 30, 1997.
(b) On April 22, 1996, the Class A shares of the CoreFund were redesignated Class Y.
(c) On July 24, 1998, the assets and certain liabilities of CoreFund Equity In-dex Fund ("CoreFund") were acquired by Evergreen Select Equity Index Fund ("Equity Index Fund"). Shareholders of CoreFund, Class A, Class B and Class Y became owners of that number of shares of Equity Index Fund, Class IS, Class IS and Class I having an aggregate net asset value equal to the ag-gregated net asset value of their shares of CoreFund immediately prior to the close of business on July 24, 1998. CoreFund is the accounting survi-vor, its basis of accounting for assets and liabilities and its operating results for the periods prior to July 24, 1998 have been carried forward in these financial statements.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                  EVERGREEN
                           Select Equity Index Fund
--------------------------------------------------------------------------------

                              Financial Highlights
                (For a share outstanding throughout the period)

                                                               Period Ended
                                                             December 31, 1998
                                                             (Unaudited) (a)#
--------------------------------------------------------------------------------
CLASS A SHARES
--------------------------------------------------------------------------------
Net asset value beginning of period                               $45.23
 ..................................................................======........
Income from investment operations
 ................................................................................
Net investment income                                               0.07
 ................................................................................
Net realized and unrealized gain on securities                      4.52
 ..................................................................------........
Total from investment operations                                    4.59
 ..................................................................------........

Distributions to shareholders from
 ................................................................................
Net investment income                                              (0.08)
 ................................................................................
Net realized gains on securities                                   (3.09)
 ..................................................................------........
Total distributions                                                (3.17)
 ..................................................................------........
Net asset value end of period                                     $46.65
 ..................................................................======........
Total return*                                                      10.84%
 ................................................................................
Ratios/supplemental data
 ................................................................................
Net assets end of period (thousands)                              $2,083
 ................................................................................
Ratios to average net assets:
 Expenses                                                           0.56%+
 ................................................................................
 Expenses, after fee credits                                        0.57%+
 ................................................................................
 Expenses, excluding fee credits, waivers and reimbursements        0.78%+
 ................................................................................
 Net investment income                                              0.93%+
 ................................................................................
Portfolio turnover rate                                               14%
 ................................................................................


                                                                 Period Ended
                                                               December 31, 1998
                                                               (Unaudited) (b)#
--------------------------------------------------------------------------------
 CLASS B SHARES
--------------------------------------------------------------------------------
 Net asset value beginning of period                              $45.26
 ..................................................................======........
 Income from investment operations
 ................................................................................
 Net investment income                                              0.01
 ................................................................................
 Net realized and unrealized gain on securities                     4.52
 ..................................................................------........
 Total from investment operations                                   4.53
 ..................................................................------........

 Distributions to shareholders
 ................................................................................
 From net investment income                                        (0.03)
 ................................................................................
 Net realized gains on securities                                  (3.09)
 ..................................................................------........
 Total distributions                                               (3.12)
 ..................................................................------........
 Net asset value end of period                                    $46.67
 ..................................................................======........
 Total return*                                                     10.68%
 ................................................................................
 Ratios/supplemental data
 ................................................................................
 Net assets end of period (thousands)                             $4,927
 ................................................................................
 Ratios to average net assets:
 Expenses                                                           1.31%+
 ................................................................................
 Expenses, after fee credits                                        1.32%+
 ................................................................................
 Expenses, excluding fee credits, waivers and reimbursements        1.53%+
 ................................................................................
 Net investment income                                              0.21%+
 ................................................................................
 Portfolio turnover rate                                              14%
 ................................................................................
+   Annualized.
*   Excluding sales charges.
#   Net investment income based on average shares outstanding during the period.
(a) For the period from November 4, 1998 (commencement of class operations) to December 31, 1998.
(b) For the period from November 3, 1998 (commencement of class operations) to December 31, 1998.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                  EVERGREEN
                           Select Equity Index Fund
--------------------------------------------------------------------------------

                            Schedule of Investments
                         December 31, 1998 (Unaudited)

--------------------------------------------------------------------------------
 Shares                                                              Value
--------------------------------------------------------------------------------
 COMMON STOCKS - 95.9%
         Advertising & Related Services - 0.1%
   4,400 Interpublic Group of Co., Inc. .......................   $    350,900
     940 RH Donnelley Corp ....................................         13,689
                                                                  ------------
                                                                       364,589
                                                                  ------------
         Aerospace & Defense - 1.1%
  31,870 Boeing Co. ...........................................      1,039,759
   3,800 General Dynamics Corp. ...............................        222,775
   2,200 Goodrich B F Company..................................         78,925
   6,200 Lockheed Martin Corp. ................................        525,450
   2,200 Northrop Grumman Corp. ...............................        160,875
  11,300 Raytheon Co. .........................................        601,725
   5,700 Rockwell International Corp. .........................        276,806
   7,500 United Technologies Corp. ............................        815,625
                                                                  ------------
                                                                     3,721,940
                                                                  ------------
         Automotive Equipment & Manufacturing - 1.5%
   4,913 Dana Corp. ...........................................        200,819
  38,200 Ford Motor Co. .......................................      2,241,862
  20,600 General Motors Corp. .................................      1,474,187
   5,300 Genuine Parts Co. ....................................        177,219
   5,380 Goodyear Tire & Rubber Co. ...........................        271,354
   2,500 Johnson Controls, Inc. ...............................        147,500
   3,000 Navistar International Corp., Inc. ...................         85,500
   3,000 Paccar, Inc. .........................................        123,375
   3,600 TRW, Inc. ............................................        202,275
                                                                  ------------
                                                                     4,924,091
                                                                  ------------
         Banks - 6.4%
  23,500 Bank of New York Co., Inc. ...........................        945,875
  36,913 Bank One Corp. .......................................      1,884,870
  54,743 Bankamerica Corp. ....................................      3,291,423
   9,000 BankBoston Corp. .....................................        350,437
   2,700 Bankers Trust Corp. ..................................        230,681
  10,100 BB & T Corp. .........................................        407,156
  27,032 Chase Manhattan Corp. ................................      1,839,865
   5,550 Comerica, Inc. .......................................        378,441
   8,450 Fifth Third Bancorp ..................................        602,591
  31,260 **First Union Corp. ..................................      1,900,999
  17,902 Fleet Financial Group, Inc. ..........................        799,996
   8,000 Huntington Bancshares, Inc. ..........................        240,500
  14,300 KeyCorp...............................................        457,600
   7,800 Mellon Bank Corp. ....................................        536,250
   4,500 Mercantile Bancorp, Inc. .............................        207,562
  10,400 National City Corp. ..................................        754,000
   3,300 Northern Trust Corp. .................................        288,131
   9,000 PNC Bank Corp. .......................................        487,125
   6,400 Regions Financial Corp. ..............................        258,000
   4,000 Republic New York Corp. ..............................        182,250
   4,800 State Street Corp. ...................................        333,900
   5,200 Summit Bancorp........................................        227,175
   7,200 Suntrust Banks, Inc. .................................        550,800
   7,900 Synovus Financial Corp. ..............................        192,563
   3,800 Union Planters Corp. .................................        172,188
  23,438 US Bancorp Delaware...................................        832,049
   7,000 Wachovia Corp. .......................................        612,062
  50,430 Wells Fargo Co. New...................................      2,014,048
                                                                  ------------
                                                                    20,978,537
                                                                  ------------
         Building, Construction &
          Furnishings - 0.2%
   1,600 Armstrong World Industries, Inc. .....................         96,500
   2,100 Centex Corp. .........................................         94,631
  11,000 Masco Corp. ..........................................        316,250
   2,800 Owens Corning.........................................         99,225
   4,600 Sherwin Williams Co. .................................        135,125
                                                                  ------------
                                                                       741,731
                                                                  ------------
         Business Equipment & Services - 2.6%
   9,400 Automatic Data Processing, Inc. ......................        753,762
   2,400 De Luxe Corp. ........................................         87,750
   5,100 Dun & Bradstreet Corp. ...............................        160,969
   4,200 Equifax, Inc. ........................................        143,587
  14,100 First Data Corp. .....................................        446,794
   9,500 Ikon Office Solutions, Inc. ..........................         81,344
  41,400 Lucent Technologies, Inc. ............................      4,554,000
   4,900 Paychex, Inc. ........................................        252,044
   8,200 Pitney Bowes, Inc. ...................................        541,712
   7,200 Seagate Technology....................................        217,800
   7,000 Thermo Electron Corp. ................................        118,563
  10,400 Xerox Corp. ..........................................      1,227,200
                                                                  ------------
                                                                     8,585,525
                                                                  ------------
         Capital Goods - 0.3%
  10,900 Caterpillar, Inc. ....................................        501,400
   7,800 Deere & Co. ..........................................        258,375
   4,900 Ingersoll Rand Co. ...................................        229,994
                                                                  ------------
                                                                       989,769
                                                                  ------------
         Chemical & Agricultural
          Products - 1.7%
   7,300 Air Products & Chemicals, Inc. .......................        292,000
   7,050 Dow Chemical Co. .....................................        641,109
  35,700 Du Pont (E. I.) De Nemours & Co. .....................      1,894,331
   2,400 Eastman Chemical Co. .................................        107,400
   4,300 Engelhard Corp. ......................................         83,850
   1,400 FMC Corp. ............................................         78,400
   3,100 *Grace (W.R.) & Co. ..................................         48,631
   1,800 Great Lakes Chemical Corp. ...........................         72,000
   2,800 Hercules, Inc. .......................................         76,650
  18,900 Monsanto Co. .........................................        897,750
   3,900 Morton International, Inc. ...........................         95,550
   2,100 Nalco Chemical Co. ...................................         65,100
   8,000 Pioneer Hi-Bred International, Inc. ..................        216,000
   5,300 PPG Industries, Inc. .................................        308,725
   5,500 Praxair, Inc. ........................................        193,875
   5,300 Rohm & Haas Co. ......................................        159,663
   3,000 Sigma-Aldrich Corp. ..................................         88,125
   4,000 Union Carbide Corp. ..................................        170,000
                                                                    ------------
                                                                     5,489,159
                                                                    ------------

--------------------------------------------------------------------------------
                                  EVERGREEN
                           Select Equity Index Fund
--------------------------------------------------------------------------------

                       Schedule of Investments(continued)
                         December 31, 1998 (Unaudited)

--------------------------------------------------------------------------------
 Shares                                                                Value
--------------------------------------------------------------------------------
 COMMON STOCKS - continued
         Communication Systems &
          Services - 3.4%
  18,100 *AirTouch Communications, Inc. .........................   $  1,305,462
   5,000 *Andrew Corp. ..........................................         82,500
   6,800 *Ascend Communications, Inc. ...........................        447,100
  49,650 *Cisco Systems, Inc. ...................................      4,608,141
  57,667 *MCI WorldCom, Inc. ....................................      4,137,607
   6,200 *Tellabs, Inc. .........................................        425,088
                                                                    ------------
                                                                      11,005,898
                                                                    ------------
         Consumer Products & Services - 4.0%
   2,100 American Greetings Corp. Cl. A..........................         86,231
   7,900 Avon Products, Inc. ....................................        349,575
   3,500 Black & Decker Corp. ...................................        196,219
  28,502 Cendant Corp. ..........................................        543,319
   3,100 Clorox Co. .............................................        362,119
   9,292 Colgate-Palmolive Co. ..................................        862,994
  10,200 Eastman Kodak Co. ......................................        734,400
   6,700 Fort James Corp. .......................................        268,000
  35,400 Gillette Co. ...........................................      1,710,262
   3,200 H & R Block, Inc. ......................................        144,000
   3,600 Hasbro, Inc. ...........................................        130,050
   3,200 International Flavors & Fragrances, Inc. ...............        141,400
   3,200 Jostens, Inc. ..........................................         83,800
   9,250 Mattel, Inc. ...........................................        211,016
   2,700 Maytag Corp.............................................        168,075
   4,900 Newell Co. .............................................        202,125
  10,000 Nike, Inc. Cl. B........................................        405,625
  42,300 Procter & Gamble Co. ...................................      3,862,519
   4,500 Rubbermaid, Inc. .......................................        141,469
   7,700 Service Corp. International.............................        293,081
   3,600 Stanley Works...........................................         99,900
  20,200 Unilever N.V., Plc......................................      1,675,337
   5,500 UST, Inc. ..............................................        191,813
   3,600 V. F. Corp. ............................................        168,750
   2,300 Whirlpool Corp. ........................................        127,363
                                                                    ------------
                                                                      13,159,442
                                                                    ------------
         Diversified Companies - 1.6%
  18,200 AlliedSignal, Inc. .....................................        806,487
       8 Berkshire Hathaway Inc. Delaware........................        588,000
   3,500 Cooper Industries, Inc. ................................        166,906
   2,400 Fluor Corp. ............................................        102,150
   3,200 Harris Corp. ...........................................        117,200
   3,500 ITT Industries, Inc. ...................................        139,125
  12,700 Minnesota Mining & Manufacturing Co. ...................        903,287
   1,900 National Service Industries,Inc. .......................         72,200
   4,600 *Owens Illinois, Inc. ..................................        140,875
   2,600 Raychem Corp. ..........................................         84,013
   5,100 Tenneco, Inc. ..........................................        173,719
   4,900 Textron, Inc. ..........................................        372,094
  20,300 Tyco International Ltd. ................................      1,531,381
                                                                    ------------
                                                                       5,197,437
                                                                    ------------
         Electronic Equipment & Services - 0.5%
   6,200 AMP, Inc. ..............................................        322,787
   2,600 *KLA-Tencor Corp. ......................................        112,775
  12,300 Texas Instruments, Inc. ................................      1,052,419
                                                                    ------------
                                                                       1,487,981
                                                                    ------------
         Electrical Equipment & Services - 4.2%
   4,300 Data General Corp. .....................................   $     70,681
  13,900 Emerson Electric Co. ...................................        840,950
 103,600 General Electric Co. ...................................     10,573,675
   4,400 Honeywell, Inc. ........................................        331,375
   5,800 *LSI Logic..............................................         93,525
   6,700 Micron Technology, Inc. ................................        338,769
  18,800 Motorola Inc. ..........................................      1,147,975
   1,500 Perkin Elmer Corp. .....................................        146,344
   2,800 Tandy Corp. ............................................        115,325
   1,700 Thomas & Betts Corp. ...................................         73,631
                                                                    ------------
                                                                      13,732,250
                                                                    ------------
         Energy - 0.1%
   4,200 DTE Energy Co. .........................................        180,075
   9,900 Occidental Petroleum Corp. .............................        167,063
                                                                    ------------
                                                                         347,138
                                                                    ------------
         Environmental Services - 0.3%
  18,020 Waste Management, Inc. .................................        840,183
                                                                    ------------
         Finance & Insurance - 8.5%
   4,308 Aetna, Inc. ............................................        338,716
  26,100 Allstate Corp. .........................................      1,008,112
  14,400 American Express Co. ...................................      1,472,400
   8,516 American General Corp. .................................        664,248
  33,050 American International Group, Inc. .....................      3,193,456
   5,250 Aon Corp. ..............................................        290,719
  22,748 Associates First Capital Corp. Cl. A....................        963,946
   2,900 Bear Stearns Cos, Inc. .................................        108,388
   2,000 Capital One Financial Corp. ............................        230,000
   4,900 Chubb Corp. ............................................        317,887
   6,300 CIGNA Corp. ............................................        487,069
   5,000 Cincinnati Financial Corp. .............................        183,125
  72,029 Citigroup, Inc. ........................................      3,565,435
  11,107 Conseco, Inc. ..........................................        339,458
   3,300 Countrywide Credit Industries, Inc. ....................        165,619
  21,400 Federal Home Loan Mortgage Corp. .......................      1,378,962
  32,700 Federal National Mortgage Association...................      2,419,800
   8,000 Franklin Resources, Inc. ...............................        256,000
   7,000 Hartford Financial Services Group, Inc. ................        384,125
  21,259 Household International, Inc. ..........................        842,388
   5,300 J.P. Morgan & Co., Inc. ................................        556,831
   3,200 Jefferson Pilot Corp. ..................................        240,000
   3,700 Lehman Brothers Holdings, Inc. .........................        163,031
   3,700 Lincoln National Corp. .................................        302,706
   4,200 Loews Corp. ............................................        412,650
   7,600 Marsh & McLennan Co., Inc. .............................        444,125
   3,800 MBIA, Inc. .............................................        249,138
  23,930 MBNA Corp. .............................................        596,754
  11,200 Merrill Lynch & Co., Inc. ..............................        747,600
   3,300 MGIC Investment Corp. ..................................        131,381
  18,430 Morgan Stanley, Dean Witter, Discover & Co. ............      1,308,530
   2,100 Potlatch Corp. .........................................         77,438
   2,200 Progressive Corp. Ohio..................................        372,625
   4,000 Provident Co., Inc. ....................................        166,000
   4,200 Providian Financial Corp. ..............................        315,000

--------------------------------------------------------------------------------
                                  EVERGREEN
                           Select Equity Index Fund
--------------------------------------------------------------------------------

                       Schedule of Investments(continued)
                         December 31, 1998 (Unaudited)

--------------------------------------------------------------------------------
 Shares                                                                Value
--------------------------------------------------------------------------------
 COMMON STOCKS - continued
         Finance & Insurance - continued
   4,200 SAFECO Corp. ...........................................   $    180,338
  12,000 Schwab (Charles) & Co., Inc. ...........................        674,250
   4,700 SLM Holding Corp. ......................................        225,600
   7,016 St. Paul Companies, Inc. ...............................        243,806
   6,750 SunAmerica, Inc. .......................................        547,594
   4,200 Torchmark Corp. ........................................        148,313
   1,900 Transamerica Corp. .....................................        219,450
   4,100 UNUM Corp. .............................................        239,338
     238 Waddell & Reed Financial, Inc. Cl. A....................          5,638
   1,028 Waddell & Reed Financial, Inc. Cl. B....................         23,901
  18,710 Washington Mutual, Inc. ................................        714,488
                                                                    ------------
                                                                      27,916,378
                                                                    ------------
         Food & Beverage Products - 6.9%
   8,200 American Stores Co. ....................................        302,887
  15,200 Anheuser Busch Cos., Inc. ..............................        997,500
  18,140 Archer Daniels Midland Co. .............................        311,781
   8,500 Bestfoods...............................................        452,625
   2,000 Brown Forman Corp. .....................................        151,375
  14,200 Campbell Soup Co. ......................................        781,000
  77,700 Coca Cola Co. ..........................................      5,196,187
  12,000 Coca Cola Enterprises, Inc. ............................        429,000
  14,600 Conagra, Inc. ..........................................        459,900
   4,200 Darden Restaurants, Inc. ...............................         75,600
   6,700 Fortune Brands, Inc. ...................................        211,888
   4,600 General Mills, Inc. ....................................        357,650
   2,900 Great Atlantic + Pacific Tea, Inc. .....................         85,913
  11,950 H.J. Heinz Co. .........................................        676,669
   4,500 Hershey Foods Corp. ....................................        279,844
  14,100 *Kellogg Co. ...........................................        481,162
  21,600 McDonalds Corp. ........................................      1,655,100
  46,400 Pepsico, Inc. ..........................................      1,899,500
  76,600 Philip Morris Companies, Inc. ..........................      4,098,100
   4,100 *Quaker Oats Co. .......................................        243,950
   9,300 Ralston Purina Co. .....................................        301,087
   9,700 RJR Nabisco Holdings Corp. .............................        287,969
  15,300 *Safeway, Inc. .........................................        932,344
  29,400 *Sara Lee Corp. ........................................        828,712
  10,000 Sysco Corp. ............................................        274,375
   4,600 *Tricon Global Restaurants, Inc. .......................        230,575
   3,800 Wendy's International, Inc. ............................         82,888
   5,000 Winn Dixie Stores, Inc. ................................        224,375
   3,700 Wrigley (WM.) Junior Co. ...............................        331,381
                                                                    ------------
                                                                      22,641,337
                                                                    ------------
         Forest Products - 0.1%
   2,050 Union Camp Corp. .......................................        138,375
   3,800 Willamette Industries, Inc. ............................        127,300
                                                                    ------------
                                                                         265,675
                                                                    ------------
         Gold Mining - 0.0%
  13,300 Battle Mountain Gold Co. ...............................         54,863
   6,300 Homestake Mining Co. ...................................         57,881
                                                                    ------------
                                                                         112,744
                                                                    ------------
         Healthcare Products &
          Services - 11.8%
  48,500 Abbott Laboratories.....................................   $  2,376,500
   2,000 Allergan, Inc. .........................................        129,500
   2,600 Alza Corp. .............................................        135,850
  41,500 American Home Products Corp. ...........................      2,336,969
   8,500 *Amgen, Inc. ...........................................        888,781
   1,700 Bard C R, Inc. .........................................         84,150
   1,600 Bausch & Lomb, Inc. ....................................         96,000
   9,600 Baxter International, Inc. .............................        617,400
   3,300 Biomet, Inc. ...........................................        132,825
  11,600 *Boston Scientific Corp. ...............................        311,025
  31,340 Bristol-Myers Squibb Co. ...............................      4,193,684
   6,000 Cardinal Health, Inc. ..................................        455,250
  19,250 Columbia/HCA Healthcare Corp. ..........................        476,437
   4,500 Guidant Corp. ..........................................        496,125
  14,600 HBO & Co. ..............................................        418,837
   3,200 HCR Manor Care, Inc. ...................................         94,000
  16,200 *HEALTHSOUTH Corp. .....................................        250,088
   4,600 Humana, Inc. ...........................................         81,938
   5,700 IMS Health, Inc. .......................................        429,994
  42,400 Johnson & Johnson.......................................      3,556,300
  34,700 Lilly (Eli) & Co. ......................................      3,083,962
   2,300 Mallinckrodt, Inc. .....................................         70,869
  15,400 Medtronic, Inc. ........................................      1,143,450
  37,500 Merck & Co., Inc. ......................................      5,538,281
  41,200 Pfizer, Inc. ...........................................      5,168,025
  16,055 Pharmacia & Upjohn, Inc. ...............................        909,114
  46,200 Schering-Plough Corp. ..................................      2,552,550
     200 *St. Jude Medical, Inc. ................................          5,538
  11,700 *Tenet Healthcare Corp. ................................        307,125
   6,200 United Healthcare Corp. ................................        266,988
  25,900 Warner-Lambert Co. .....................................      1,947,356
                                                                    ------------
                                                                      38,554,911
                                                                    ------------
         Industrial Specialty Products & Services - 0.8%
   4,300 Advanced Micro Devices, Inc. ...........................        124,431
   1,700 Bemis Co., Inc. ........................................         64,494
   5,900 Browning Ferris Industries, Inc. .......................        167,781
   7,300 Corning, Inc. ..........................................        328,500
   2,675 Crane Co. ..............................................         80,752
   1,900 Cummins Engine, Inc. ...................................         67,450
   4,200 Danaher Corp. ..........................................        228,112
   6,700 Dover Corp. ............................................        245,387
   2,100 Eaton Corp. ............................................        148,444
   3,900 Ecolab, Inc. ...........................................        141,131
   8,200 Illinois Tool Works, Inc. ..............................        475,600
   3,400 McDermott International, Inc. ..........................         83,938
   4,670 Newmont Mining Corp. ...................................         84,352
   3,700 Pall Corp. .............................................         93,656
   4,275 Parker Hannifin Corp. ..................................        140,006
   2,200 Snap-on, Inc. ..........................................         76,588
   3,800 Timken Co. .............................................         71,725
                                                                    ------------
                                                                       2,622,347
                                                                    ------------

--------------------------------------------------------------------------------
                                  EVERGREEN
                           Select Equity Index Fund
--------------------------------------------------------------------------------

                       Schedule of Investments(continued)
                         December 31, 1998 (Unaudited)

--------------------------------------------------------------------------------
 Shares                                                                Value
--------------------------------------------------------------------------------
 COMMON STOCKS - continued
         Information Services & Technology - 11.7%
  10,700 *3Com Corp. ............................................   $    479,494
   2,000 Adobe Systems, Inc. ....................................         93,500
   4,000 Apple Computer..........................................        163,750
  10,900 *Applied Materials, Inc. ...............................        465,294
   6,200 *BMC Software, Inc. ....................................        276,287
   9,800 *Cabletron Systems, Inc. ...............................         82,075
   2,200 Ceridian Corp. .........................................        153,588
  53,785 Compaq Computer Corp. ..................................      2,255,608
  17,675 Computer Associates International, Inc. ................        753,397
   4,700 Computer Sciences Corp. ................................        302,856
  39,900 *Dell Computer Corp. ...................................      2,920,181
  15,000 Electronic Data Systems Corp. ..........................        753,750
  15,700 *EMC Corp. .............................................      1,334,500
   5,000 *Gateway 2000, Inc. ....................................        255,937
  32,800 Hewlett-Packard Co. ....................................      2,240,650
  52,900 Intel Corp. ............................................      6,271,956
  29,400 International Business Machines Corp. ..................      5,431,650
  78,800 *Microsoft Corp. .......................................     10,928,575
   5,600 *National Semiconductor Corp. ..........................         75,600
  10,500 Novell, Inc. ...........................................        190,313
  30,662 *Oracle Systems Corp. ..................................      1,322,299
   8,100 *Parametric Technology Corp. ...........................        132,638
   6,900 *Peoplesoft, Inc. ......................................        130,669
   5,900 Silicon Graphics, Inc. .................................         75,963
  11,900 *Sun Microsystems, Inc. ................................      1,018,937
   7,600 *Unisys Corp. ..........................................        261,725
                                                                    ------------
                                                                      38,371,192
                                                                    ------------
         Leisure & Tourism - 0.5%
  18,800 Carnival, Corp. Cl. A...................................        902,400
   7,400 Hilton Hotels Corp. ....................................        141,525
   5,400 Mirage Resorts, Inc. ...................................         80,662
  12,300 Seagram Co. Ltd. .......................................        467,400
                                                                    ------------
                                                                       1,591,987
                                                                    ------------
         Manufacturing - Distributing - 0.0%
   1,500 Briggs & Stratton Corp. ................................         74,813
                                                                    ------------
         Metal Products & Services - 0.7%
   7,700 Alcan Aluminum Ltd. ....................................        208,381
   8,300 Allegheny Teldyne, Inc. ................................        169,631
   5,900 Aluminum Co. of America.................................        439,919
  12,000 Barrick Gold Corp. .....................................        234,000
   7,400 Becton Dickinson & Co. .................................        315,887
   3,700 Crown Cork & Seal Co., Inc. ............................        114,006
   6,000 Freeport McMoran Copper & Gold, Inc., Cl. B.............         62,625
   7,600 Inco Ltd. ..............................................         80,275
   2,600 Nucor Corp. ............................................        112,450
   1,600 Phelps Dodge Corp. .....................................         81,400
   7,500 Placer Dome Inc ........................................         86,250
   2,200 Reynolds Metals Co. ....................................        115,913
   1,900 USX United States Steel Group ..........................         43,700
   4,800 Worthington Inds In.....................................         60,000
                                                                    ------------
                                                                       2,124,437
                                                                    ------------
         Oil/Energy - 6.0%
   2,700 Amerada Hess Corp. ....................................    $    134,325
  30,100 Amoco Corp. ...........................................       1,817,287
   3,600 Anadarko Petroleum Corp. ..............................         111,150
   2,900 Apache Corp. ..........................................          73,406
   2,300 Ashland, Inc. .........................................         111,263
  10,100 Atlantic Richfield Co. ................................         659,025
   6,400 Burlington Resources, Inc. ............................         229,200
  20,600 Chevron Corp. .........................................       1,708,512
   6,300 Coastal Corp. .........................................         220,106
   2,900 Consolidated Natural Gas Co. ..........................         156,600
  11,100 Enron Corp. ...........................................         633,394
  76,900 Exxon Corp. ...........................................       5,623,312
   1,700 Kerr-McGee Corp. ......................................          65,025
  24,600 Mobil Corp. ...........................................       2,143,275
   5,400 *Oryx Energy Co. ......................................          72,563
   2,000 Pennzoil Co. ..........................................          32,625
   2,000 Pennzoil-Quaker State Co. .............................          29,625
   8,100 Phillips Petroleum Co. ................................         345,263
  67,600 Royal Dutch Petroleum Co. .............................       3,236,350
   3,300 Sonat, Inc. ...........................................          89,306
   2,800 Sunoco, Inc. ..........................................         100,975
  16,900 Texaco, Inc. ..........................................         893,588
   8,629 Union Pacific Resource Group, Inc. ....................          78,200
   7,200 Unocal Corp. ..........................................         210,150
   9,500 USX Marathon Group.....................................         286,188
  14,500 Williams Companies, Inc. ..............................         452,219
                                                                    ------------
                                                                      19,512,932
                                                                    ------------
         Oil Field Services - 0.4%
   9,800 Baker Hughes, Inc. ....................................         173,338
  13,700 Halliburton Co. .......................................         405,862
   3,000 Helmerich & Payne, Inc. ...............................          58,125
  17,100 Schlumberger Ltd. .....................................         788,737
                                                                    ------------
                                                                       1,426,062
                                                                    ------------
         Paper & Packaging - 0.8%
   4,600 Avery Dennison Corp. ..................................         207,287
   1,800 Ball Corporation.......................................          82,350
   2,300 Boise Cascade Corp. ...................................          71,300
   2,900 Champion International Corp. ..........................         117,450
   2,800 Georgia-Pacific Corp. .................................         163,975
   9,135 International Paper Co. ...............................         409,362
  17,204 Kimberly-Clark Corp. ..................................         937,618
   3,300 Louisiana Pacific Corp. ...............................          60,431
   3,100 Mead Corp. ............................................          90,869
   2,461 *Sealed Air Corp. .....................................         125,665
   1,700 Temple Inland, Inc. ...................................         100,831
   3,000 Westvaco Corp. ........................................          80,438
   6,006 Weyerhaeuser Co. ......................................         305,180
                                                                    ------------
                                                                       2,752,756
                                                                    ------------
         Printing, Publishing, Broadcasting & Entertainment -
           3.2%
  24,300 CBS Corp. .............................................         795,825
   8,300 *Clear Channel Communications, Inc. ...................         452,350
  12,400 Comcast Corp. .........................................         727,725

--------------------------------------------------------------------------------
                                  EVERGREEN
                           Select Equity Index Fund
--------------------------------------------------------------------------------

                       Schedule of Investments(continued)
                         December 31, 1998 (Unaudited)

--------------------------------------------------------------------------------
 Shares                                                               Value
--------------------------------------------------------------------------------
 COMMON STOCKS - continued
         Printing, Publishing, Broadcasting & Entertainment -
           continued
  64,578 Disney Walt Co. .......................................   $  1,937,340
   4,200 Donnelley (R.R.) & Sons Co. ...........................        184,013
   2,800 Dow Jones & Co., Inc. .................................        134,750
   8,500 Gannett Co., Inc. .....................................        548,250
   4,300 Harrahs Entertainment, Inc. ...........................         67,456
   3,000 Knight-Ridder, Inc. ...................................        153,375
   3,000 McGraw-Hill Companies, Inc. ...........................        305,625
   6,400 New York Times Co. ....................................        222,000
   5,100 Omnicom Group, Inc. ...................................        295,800
  16,524 *Tele Communications, Inc. ............................        913,984
  38,600 Time Warner, Inc. .....................................      2,395,612
   2,600 Times Mirror Co. ......................................        145,600
   3,600 Tribune Co. ...........................................        237,600
  11,326 *Viacom, Inc. Cl. B....................................        838,124
                                                                   ------------
                                                                     10,355,429
                                                                   ------------
         Real Estate - 0.1%
  10,000 Marriott International, Inc. Cl. A.....................        290,000
                                                                   ------------
         Retailing & Wholesale - 6.0%
   7,300 Albertsons, Inc. ......................................        464,919
   4,600 *Autozone, Inc. .......................................        151,512
   3,000 Circuit City Stores, Inc. .............................        149,813
   5,000 Consolidated Stores Corp. .............................        100,938
   6,500 *Costco Companies, Inc. ...............................        469,219
  12,300 CVS Corp. .............................................        676,500
  14,600 Dayton Hudson Corp. ...................................        792,050
   3,300 Dillards, Inc. ........................................         93,638
   5,500 Dollar General Corp. ..................................        129,938
   6,600 *Federated Department Stores, Inc. ....................        287,512
   4,600 Fred Meyer, Inc. ......................................        277,150
  18,600 Gap, Inc. .............................................      1,046,250
   2,100 Harcourt General, Inc. ................................        111,694
  49,098 Home Depot, Inc. ......................................      3,004,184
   8,600 J. C. Penney Co., Inc. ................................        403,125
  16,950 K Mart Corp. ..........................................        259,547
   5,600 Kohl's Corp. ..........................................        344,050
   7,700 Kroger Co. ............................................        465,850
   6,300 Limited, Inc. .........................................        183,487
   2,300 Liz Claiborne, Inc. ...................................         72,594
   2,000 Longs Drug Stores Corp. ...............................         75,000
  11,000 Lowe's Companies, Inc. ................................        563,062
   6,900 May Department Stores Co. .............................        416,587
   4,400 Nordstrom, Inc. .......................................        152,625
   7,400 Rite Aid Corp. ........................................        366,762
   3,100 Russell Corp. .........................................         62,969
  11,700 Sears, Roebuck & Co. ..................................        497,250
   9,800 *Staples, Inc. ........................................        428,137
   3,600 Supervalu, Inc. .......................................        100,800
   9,500 TJX Co., Inc. .........................................        275,500
   8,000 *Toys R Us, Inc. ......................................        135,000
   8,400 Venator Group, Inc. ...................................         54,075
   4,000 W.W. Grainger, Inc. ...................................        166,500
  71,200 Wal-Mart Stores, Inc. .................................      5,798,350
  15,200 Walgreen Co. ..........................................        890,150
                                                                   ------------
                                                                     19,466,737
                                                                   ------------
         Telecommunication Services & Equipment - 0.8%
   5,800 General Instrument Corp. ...............................  $    196,838
  19,200 Mediaone Group, Inc. ...................................       902,400
   9,500 Nextel Communications, Inc. ............................       224,437
  20,500 Northern Telecom Ltd. ..................................     1,027,562
   4,200 Scientific Atlanta, Inc. ...............................        95,813
                                                                   ------------
                                                                      2,447,050
                                                                   ------------
         Thrift Institutions - 0.0%
   1,700 Golden West Financial Corp. ............................       155,869
                                                                   ------------
         Transportation - 0.9%
   2,000 AMR Corp. ..............................................       118,750
  16,192 Burlington Northern Santa Fe Corp. .....................       546,480
   6,500 CSX Corp. ..............................................       269,750
   5,000 Delta Air Lines, Inc. ..................................       260,000
   4,600 *FDX Corp. .............................................       409,400
  14,000 Laidlaw, Inc. ..........................................       140,875
  11,300 Norfolk Southern Corp. .................................       358,069
   1,100 Ryder Systems, Inc. ....................................        28,600
  10,000 Southwest Airlines Co. .................................       224,375
   7,800 Union Pacific Corp. ....................................       351,487
   2,800 US Airways Group, Inc. .................................       145,600
                                                                   ------------
                                                                      2,853,386
                                                                   ------------
         Utilities - Electric - 2.2%
   5,200 AES Corp. ..............................................       246,350
   4,300 Ameren Corp. ...........................................       183,556
   5,700 American Electric Power Co., Inc. ......................       268,256
   4,700 Baltimore Gas & Electric Co. ...........................       145,113
   4,500 Carolina Power & Light Co. .............................       211,781
   4,600 Cinergy Corp. ..........................................       158,125
   7,000 Consolidated Edison, Inc. ..............................       370,125
   7,000 Dominion Resources, Inc. ...............................       327,250
  11,386 Duke Power Co. .........................................       729,416
  10,600 Edison International....................................       295,475
   7,400 Entergy Corp. ..........................................       230,325
   7,100 Firstenergy Corp. ......................................       231,194
   6,300 FPL Group, Inc. ........................................       388,237
   3,800 GPU, Inc. ..............................................       167,913
   8,843 Houston Industries, Inc. ...............................       284,081
   3,500 New Century Energies, Inc. .............................       170,625
   5,600 Niagara Mohawk Power Corp. .............................        90,300
   4,500 Northern State Power Corp. .............................       124,875
   8,900 PacifiCorp..............................................       187,456
   6,700 PECO Energy Co. ........................................       278,887
  13,500 PG & E Corp. ...........................................       425,250
   4,500 PP&L Resources, Inc. ...................................       125,438
   6,900 Public Service Enterprise Group, Inc. ..................       276,000
   7,214 Sempra Energy...........................................       183,055
  22,000 Southern Co. ...........................................       639,375
   8,785 Texas Utilities Co. ....................................       410,150
                                                                   ------------
                                                                      7,148,608
                                                                   ------------
         Utilities - Gas - 0.1%
   2,450 Columbia Energy Group...................................       141,487
   1,500 NICOR, Inc. ............................................        63,375

--------------------------------------------------------------------------------
                                  EVERGREEN
                           Select Equity Index Fund
--------------------------------------------------------------------------------

                       Schedule of Investments(continued)
                         December 31, 1998 (Unaudited)

--------------------------------------------------------------------------------
  Shares                                                              Value
--------------------------------------------------------------------------------
COMMON STOCKS - continued
             Utilities - Gas - continued
       1,900 Oneok, Inc. ........................................   $     68,639
       1,700 Peoples Energy Corp. ...............................         67,788
                                                                    ------------
                                                                         341,289
                                                                    ------------
             Utilities - Telephone - 6.3%
       8,200 ALLTEL Corp. .......................................        490,463
      34,700 Ameritech Corp. ....................................      2,199,112
      56,936 AT&T Corp. .........................................      4,284,434
      48,924 Bell Atlantic Corp. ................................      2,592,972
      62,000 BellSouth Corp. ....................................      3,092,250
       5,100 Frontier Corp. .....................................        173,400
      30,400 GTE Corp. ..........................................      1,976,000
      61,572 SBC Communications, Inc. ...........................      3,301,798
      13,600 Sprint Corp. .......................................      1,144,100
      13,200 *Sprint Corp. (PCS Group)...........................        305,250
      16,395 U.S. West, Inc. ....................................      1,059,527
                                                                    ------------
                                                                      20,619,306
                                                                    ------------
             Utilities - 0.1%
       6,700 Central & South West Corp. .........................        183,831
       6,500 Unicom Corp. .......................................        250,657
                                                                    ------------
                                                                         434,488
                                                                    ------------
             Total Common Stocks
              (cost $149,867,356)................................    313,645,403
                                                                    ------------

--------------------------------------------------------------------------------
   Principal
    Amount                                                             Value
--------------------------------------------------------------------------------
  SHORT-TERM INVESTMENTS - 4.0%
              Repurchase Agreement - 3.7%
  $11,996,794 Dresdner Bank AG
               4.25%, dated 12/31/98, due 1/4/99, maturity value
               $12,002,459
               (cost $11,996,794)(a)............................    $ 11,996,794
                                                                    ------------
             U.S. Government Agency Obligations - 0.3%
              United States Treasury Bills+
      100,000 3.50%, 1/21/99....................................          99,806
      40,000 3.87%, 1/21/99.....................................          39,914
      10,000 3.91%, 1/21/99.....................................           9,978
     500,000 4.37%, 1/21/99.....................................         498,786
     250,000 4.37%, 4/8/99......................................         247,090
     160,000 4.50%, 1/21/99.....................................         159,600
      20,000 4.52%, 1/21/99.....................................          19,950
      30,000 4.66%, 1/21/99.....................................          29,922
                                                                    ------------
                                                                       1,105,046
                                                                    ------------
             Total Short-Term Investments
              (cost $13,101,840)................................      13,101,840
                                                                    ------------
             Total Investments -
              (cost $162,969,196).........................    99.9%  326,747,243
             Other Assets and Liabilities - net...........     0.1       397,644
                                                             -----  ------------
             Net Assets -.................................   100.0% $327,144,887
                                                             =====  ============

*   Non-income producing securities.
** At December 31, 1998, the Fund owned 31,260 shares of First Union Corp. Com-mon Stock at a cost of $1,074,235. During the six months ended December 31, 1998, the Fund earned $21,470 in dividend income from this investment. These shares were acquired by the Fund prior to the acquisition of CoreState Fi-nancial Corp. by First Union Corp. CoreState Financial Corp. was the parent company of the Funds investment advisor prior to its acquisition by First Union Corp.
+ Securities are being held in a segregated account at the Fund's custodian for initial margin deposits on open future contracts.

(a) At December 31, 1998, the repurchase agreement was collateralized by:
    $12,170,000 U.S. Treasury Inflationary Index Note, 3.625%, 1/15/08; value including accrued interest - $12,241,718.

Futures Contracts:

                                                                     Unrealized
Contracts    Description     Position      Cost       Market Value      Gain
-------------------------------------------------------------------------------
   38       S&P March 1999     Long     $11,291,179   $11,832,250     $541,071
                                        ===========   ===========     ========

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                  EVERGREEN
                           Select Equity Index Fund
--------------------------------------------------------------------------------

                      Statement of Assets and Liabilities
                         December 31, 1998 (Unaudited)

--------------------------------------------------------------------------------
Assets
 Market value of securities (identified cost, $162,969,196)......  $326,747,243
 Cash............................................................         3,726
 Receivable for daily variation margin...........................        32,300
 Receivable for Fund shares sold.................................       757,518
 Dividends and interest receivable...............................       338,658
 Prepaid expenses and other assets...............................        64,443
--------------------------------------------------------------------------------
  Total assets...................................................   327,943,888
--------------------------------------------------------------------------------
Liabilities
 Distributions payable...........................................        19,461
 Payable for investments purchased...............................       333,632
 Payable for Fund shares repurchased.............................       299,440
 Advisory fee payable............................................        53,293
 Distribution Plan expenses payable..............................         4,350
 Due to other related parties....................................         6,848
 Accrued expenses and other liabilities..........................        81,977
--------------------------------------------------------------------------------
  Total liabilities..............................................       799,001
--------------------------------------------------------------------------------
Net assets.......................................................  $327,144,887
================================================================================
Net assets represented by
 Paid-in capital.................................................  $163,475,167
 Undistributed net investment income.............................       (15,073)
 Accumulated net realized gain or loss on securities and futures
  contracts......................................................      (634,325)
 Net unrealized gain or loss of securities and futures
  contracts......................................................   164,319,118
--------------------------------------------------------------------------------
  Total net assets...............................................  $327,144,887
================================================================================
Net assets consist of
 Class I.........................................................  $286,688,847
 Class IS........................................................    33,446,054
 Class A.........................................................     2,083,060
 Class B.........................................................     4,926,926
--------------------------------------------------------------------------------
  Total net assets...............................................  $327,144,887
================================================================================
Shares outstanding
 Class I.........................................................     6,143,957
 Class IS........................................................       716,792
 Class A.........................................................        44,656
 Class B.........................................................       105,578
--------------------------------------------------------------------------------
Net asset value per share
 Class I.........................................................  $      46.66
================================================================================
 Class IS........................................................  $      46.66
================================================================================
 Class A.........................................................  $      46.65
================================================================================
 Class A -- Offering price (based on sales charge of 4.75%)......  $      48.98
================================================================================
 Class B.........................................................  $      46.67
================================================================================


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                  EVERGREEN
                           Select Equity Index Fund
--------------------------------------------------------------------------------

                            Statement of Operations
                         December 31, 1998 (Unaudited)

--------------------------------------------------------------------------------
Investment income
 Dividends (net of foreign withholding taxes of $10,961)..........  $ 2,188,037
 Interest.........................................................       89,944
--------------------------------------------------------------------------------
 Total income.....................................................    2,277,981
--------------------------------------------------------------------------------
Expenses
 Advisory fee.....................................................      601,276
 Transfer agent fees..............................................       65,929
 Administrative service fees......................................       32,339
 Distribution Plan expenses.......................................       28,212
 Trustees fees and expenses.......................................        1,857
 Registration fees................................................       62,515
 Custodian fees...................................................       39,396
 Printing and postage.............................................       33,427
 Professional fees................................................       25,927
 Other............................................................        1,281
--------------------------------------------------------------------------------
 Total expenses...................................................      892,159
--------------------------------------------------------------------------------
Less: Fee credits.................................................       (5,305)
Fee waivers.......................................................     (394,784)
--------------------------------------------------------------------------------
 Net expenses.....................................................      492,070
--------------------------------------------------------------------------------
 Net investment income............................................    1,785,911
================================================================================
Net realized and unrealized gain or loss on securities and futures contracts
 Net realized gain on:
 Securities.......................................................   15,130,845
 Futures contracts................................................      476,351
--------------------------------------------------------------------------------
 Net realized gain on securities and futures contracts............   15,607,196
--------------------------------------------------------------------------------
 Net change in unrealized gain or loss of securities and futures
  contracts.......................................................    4,767,143
--------------------------------------------------------------------------------
 Net realized and unrealized gain on securities and futures
  contracts.......................................................   20,374,339
--------------------------------------------------------------------------------
Net increase in net assets resulting from operations..............  $22,160,250
================================================================================


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                  EVERGREEN
                           Select Equity Index Fund
--------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                         December 31, 1998 (Unaudited)

                                                    Six Months
                                                       Ended
                                                 December 31, 1998  Year ended
                                                    (Unaudited)    June 30, 1998
--------------------------------------------------------------------------------
Operations
 Net investment income.........................    $  1,785,911    $  3,413,675
 Net realized gain or loss on securities and
  futures contracts............................      15,607,196       8,187,482
 Net change in unrealized gain or loss on
  securities and futures contracts.............       4,767,143      61,048,757
--------------------------------------------------------------------------------
 Net increase in net assets resulting from
  operations...................................      22,160,250      72,649,914
--------------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income(1)
 Class I.......................................      (1,716,011)     (3,273,106)
 Class IS......................................        (109,176)       (112,369)
 Class A.......................................          (2,251)              0
 Class B.......................................          (1,746)              0
 Net realized gains on securities and futures
  contracts(1)
 Class I.......................................     (17,615,538)     (8,013,181)
 Class IS......................................      (2,041,449)       (280,914)
 Class A.......................................         (10,507)              0
 Class B.......................................         (32,427)              0
--------------------------------------------------------------------------------
Total distributions to shareholders............     (21,529,105)    (11,679,570)
--------------------------------------------------------------------------------
Capital share transactions
 Proceeds from shares sold.....................      56,356,128      58,049,305
 Proceeds from reinvestment of distributions...      20,348,351      10,632,287
 Payment of shares redeemed....................     (79,945,031)    (45,817,872)
--------------------------------------------------------------------------------
 Net increase (decrease) in net assets
  resulting from capital share transactions....      (3,240,552)     22,863,720
--------------------------------------------------------------------------------
  Total increase (decrease) in net assets......      (2,609,407)     83,834,064
Net assets
 Beginning of period...........................     329,754,294     245,920,230
--------------------------------------------------------------------------------
 End of period.................................    $327,144,887    $329,754,294
================================================================================
Undistributed net investment income............    $    (15,073)   $     28,200
================================================================================
(1) Distributions to shareholders paid during the fiscal year ended June 30, 1998 are those of the CoreFund. Amounts shown for Class I have been reclassified from Class Y of the CoreFund. Amounts shown for Class IS reflect the combination and reclassification of Class A and Class B of the CoreFund.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                    Notes to Financial Statements(Unaudited)


1. ORGANIZATION

The Evergreen Select Equity Index Fund (the "Fund") is registered under the In-vestment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Fund is a separate series of Ever-green Select Equity Trust, a Delaware business trust organized on September 18, 1997.

The Fund offers Class A, Class B, Class I, and Class IS shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front end sales charge, but pay a higher ongoing distribution fee than Class A. Class B shares are sold subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class B shares will automatically convert to Class A shares after seven years. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Class IS shares pay an ongoing distribution fee. Class I and Class IS shares are available to institutional investors through broker dealers, banks and other financial in-termediaries.

2. ACQUISITION

Effective at the close of business July 24, 1998, the Fund acquired all of the net assets of CoreFund Equity Index Fund ("CoreFund"), an open-end management investment company registered under the 1940 Act in a non-taxable exchange of shares. Shareholders of Class A, Class B and Class Y shares of the CoreFund be-came owners of that number of full and fractional shares of Class IS, Class IS and Class I of the Fund having an aggregate net asset value equal to the aggre-gate net asset value of their shares of the CoreFund immediately prior to the close of business July 24, 1998. The Fund had no operations prior to the acqui-sition. Since both the Fund and the CoreFund were similar funds, and the CoreFund contributed the majority of the net assets and shareholders, its basis of accounting for assets and liabilities and its operating results for prior periods are carried forward as the accounting survivor.

3. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently fol-lowed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported here-in. Actual results could differ from these estimates.

A. Valuation of Securities
Securities traded on a national securities exchange or included on the NASDAQ National Market System ("NMS") are valued at the last reported sales price on the exchange where primarily traded. Securities traded on an exchange or NMS for which there has been no sale and other securities traded in the over-the-counter market are valued at the mean between the last reported bid and asked price. Securities for which market quotations are not readily available, in-cluding restricted securities, are valued at fair value as determined in good faith according to procedures approved by the Board of Trustees.

Short-term investments with remaining maturities of 60 days or less are carried at amortized cost, which approximates market value.

B. Repurchase Agreements
The Fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by the custodian on the Fund's behalf. The Fund monitors the adequacy of the collateral daily and will require the seller to provide additional collateral in the event the market value of the securi-ties pledged falls below the carrying value of the repurchase agreement, in-cluding accrued interest. The Fund will only enter into repurchase agreements with banks and other financial institutions which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
              Notes to Financial Statements(Unaudited) (continued)

C. Security Transactions and Investment Income
Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex- dividend date or in the case of some foreign securities, on the date there-after when the Fund is made aware of the dividend. Foreign income may be sub-ject to foreign withholding taxes which are accrued as applicable.

D. Federal Taxes
The Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). Thus, the Fund will not incur any federal income tax liability since it is expected to distribute all of its net investment company taxable income and net capital gains, if any, to its shareholders. The Fund also intends to avoid any excise tax liability by making the required distributions under the Code. Accordingly, no provision for federal taxes is required. To the extent that realized capital gains can be offset by capital loss carryforwards, it is the Fund's policy not to distribute such gains.

E. Distributions
Distributions from net investment income for the Funds are declared and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

Income and capital gains distributions to shareholders are determined in accor-dance with income tax regulations, which may differ from generally accepted ac-counting principles.

Certain distributions paid during previous years have been reclassified to con-form with current year presentation.

F. Futures Contracts
In order to gain exposure to or protect against changes in security values, the Fund may buy and sell futures contracts.

The initial margin deposited with a broker when entering into a futures trans-action is subsequently adjusted by daily payments or receipts as the value of the contract changes. Such changes are recorded as unrealized gains or losses. Realized gains or losses are recognized on closing the contract.

Risks of entering into futures contracts include (i) the possibility of an il-liquid market for the contract, (ii) the possibility that a change in the value of the contract may not correlate with changes in the value of the underlying instrument or index, and (iii) the credit risk that the other party will not fulfill their obligations under the contract. Futures contracts also involve elements of market risk in excess of the amount reflected in the statement of assets and liabilities.

G. Class Allocations
Income, expenses (other than class specific expenses) and realized and unrealized gains and losses are prorated among the classes based on the rela-tive net assets of each class. Currently, class specific expenses are limited to expenses incurred under the Distribution Plans for Class A, Class B and Class IS.

--------------------------------------------------------------------------------


 -------------------------------------------------------------------------------
              Notes to Financial Statements(Unaudited) (continued)

4. CAPITAL SHARE TRANSACTIONS

The Fund has an unlimited number of shares of beneficial interest with $0.001 par value authorized. Shares of beneficial interest of the Fund are currently divided into Class A, Class B, Class I, and Class IS. Transactions in shares of the Fund were as follows:

                                Six Months Ended
                                December 31, 1998           Year Ended
                                   (Unaudited)           June 30, 1998(1)
                             ------------------------  ----------------------
                               Shares       Amount       Shares      Amount
------------------------------------------------------------------------------
Class I
Shares sold.................    654,554  $ 30,322,086   1,200,500  $3,703,125
Shares redeemed............. (1,764,989)  (76,376,889) (1,084,461) (6,152,133)
Shares issued in
 reinvestment of
 distributions..............    427,374    18,173,580     254,748   3,198,533
------------------------------------------------------------------------------
Net increase (decrease).....   (683,061) $(27,881,223)    370,787  $  749,525
================================================================================
Class IS
Shares sold.................    411,483    19,272,429     203,866     196,427
Shares redeemed.............    (44,436)   (3,501,803)    (35,496)   (146,575)
Shares issued in
 reinvestment of
 distributions..............     50,026     2,128,016      10,703     120,861
------------------------------------------------------------------------------
Net increase................    417,073    17,898,642     179,073     170,713
================================================================================
Class A*
Shares sold.................     45,311     2,034,986         --          --
Shares redeemed.............       (951)      (42,253)        --          --
Shares issued in
 reinvestment of
 distributions..............        296        12,717         --          --
------------------------------------------------------------------------------
Net increase................     44,656     2,005,450         --          --
================================================================================
Class B**
Shares sold.................    105,310     4,726,627         --          --
Shares redeemed.............       (531)      (24,086)        --          --
Shares issued in
 reinvestment of
 distributions..............        799        34,038         --          --
------------------------------------------------------------------------------
Net increase................    105,578     4,736,579         --          --
------------------------------------------------------------------------------
Net increase (decrease).....               (3,240,552)                920,238
================================================================================
(1) Capital Share activity for the year ended June 30, 1998 is that of the CoreFund. Amounts shown for Class I have been reclassified from Class Y of the CoreFund. Amounts shown for Class IS, reflect the combination and re-classification of Class A and Class B of the CoreFund.
 * For the period from November 4, 1998 (commencement of class operations) to December 31, 1998.
** For the period from November 3, 1998 (commencement of class operations) to December 31, 1998.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (excluding short-term investments) were $41,060,109 and $75,978,031, respectively for the six months ended December 31, 1998.

6. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly owned subsidiary of The BISYS Group Inc. ("BISYS") serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans for each class of shares, except Class I, as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit a fund to reimburse its principal underwriter for costs related to selling shares of the fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the fund, are paid by the fund through expenses called "Distribution Plan expenses". Each class, except Class I, currently pays a service fee equal to 0.25% of the aver-age daily net asset value of the class. Class B also pay distribution fees equal to 0.75% of the average daily net assets of the class. Distribution Plan expenses are calculated daily and paid monthly. During the six months ended De-cember 31, 1998, amounts paid to EDI pursuant to the Fund's Class A, Class B and Class IS Distribution Plans were $334, $3,089 and $24,789, respectively.

With respect to Class B shares, the principal underwriter may pay 12b-1 fees greater than the allowable annual amounts the Fund is permitted to pay. The Fund may compensate the principal underwriter for such excess amounts in later years with annual interest at the prime rate plus 1.00%.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
              Notes to Financial Statements(Unaudited) (continued)

Each of the Distribution Plans may be terminated at any time by vote of the In-dependent Trustees or by vote of a majority of the outstanding voting shares of the respective class.

7. INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT AND OTHER AFFILIATED
   TRANSACTIONS

Evergreen Investment Management ("EIM"), formerly known as the Capital Markets Group, a division of First Union National Bank ("FUNB"), serves as the invest-ment advisor to the Fund and is paid an advisory fee that is computed daily and paid monthly at an annual rate of 0.40% of the Fund's average daily net assets.

EIM has voluntarily agreed to waive a portion of the investment advisory fee on the Fund. For the six months ended December 31, 1998, EIM voluntarily reduced its fees by $394,784.

Evergreen Investment Services ("EIS"), a subsidiary of First Union Corporation ("First Union"), is the administrator and BISYS is sub-administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel. As sub-administrator to the Fund, BISYS provides the officers of the Fund. The administrator and sub-administrator for the Fund are entitled to an annual fee based on the average daily net assets of the funds administered by EIS for which First Union or its investment advisory subsidiaries are also the investment advisors. The administration fee is calculated by applying percent-age rates, which start at 0.05% and decline to 0.01% per annum as net assets increase, to the average daily net asset value of the Fund. The sub-administra-tion fee is calculated by applying percentage rates, which start at 0.01% and decline to .004% per annum as net assets increase, to the average daily net as-set value of the Fund. For the six months ended December 31, 1998, EIS and BISYS were paid $25,636 and $6,703, respectively, for providing their services.

Evergreen Service Company ("ESC"), an indirect, wholly owned subsidiary of First Union, serves as the transfer and dividend disbursing agent for the Fund. The Fund has entered into an expense offset arrangement with ESC relating to certain cash balances held at First Union for the benefit of the Evergreen Funds.

Officers of the Fund and affiliated Trustees receive no compensation directly from the Fund.

8. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an expense offset arrangement with its custodian. The assets deposited with the custodian under this expense offset arrangement could have been invested in income-producing assets.

9. DEFERRED TRUSTEES' FEES

Each Independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen Funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. Trustees will be paid either in one lump sum or in quarterly install-ments for up to ten years at their election, not earlier than either the year in which the Trustee ceases to be a member of the Board of Trustees or January 1, 2000.

10. FINANCING AGREEMENTS

Certain Evergreen Funds and State Street Bank and Trust Company ("SSB") and a group of banks (collectively, the "Banks") entered into a financing agreement dated December 22, 1997, as amended on November 20, 1998. Under this agreement, the Banks provide an unsecured credit facility in the aggregate amount of $400 million ($275 million committed and $125 million uncommitted). The credit fa-cility is allocated, under the terms of the financing agreement, among the Banks. The credit facility is to be accessed by the Funds for temporary or emergency purposes only and is subject to each Fund's borrowing restrictions. Borrowings under this facility bore interest at 0.50% per annum above the Fed-eral Funds rate. A commitment fee of 0.065% per annum was incurred on the un-used portion of the committed facility, which will be allocated to all funds.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
              Notes to Financial Statements(Unaudited) (continued)

For its assistance in arranging this financing agreement, the Capital Market Group of First Union was paid a one-time arrangement fee of $27,500. SSB served as agent for the Banks, and as administrative agent is entitled to a fee of $20,000 per annum which is allocated to all of the participating Funds.

On December 22, 1998, this agreement was amended and renewed among all Ever-green Funds, SSB and Bank of New York ("BONY"). Under this agreement, SSB and BONY provide an unsecured credit facility in the aggregate amount of $150 mil-lion ($125 million committed and $25 million uncommitted). The remaining terms and conditions of the agreement were unaffected.

During the six months ended December 31, 1998, the Fund had no borrowings under these agreements.

11. YEAR 2000

Like other investment companies, the Fund could be adversely affected if the computer systems used by the Fund's investment advisor and the Fund's other service providers are not able to perform their intended functions effectively after 1999 because of the inability of computer software to distinguish the year 2000 from the year 1900. The Fund's investment advisor is taking steps to address this potential year 2000 problem with respect to the computer systems that they use and to obtain satisfactory assurances that comparable steps are being taken by the Fund's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any ad-verse impact on the Fund from this problem.

--------------------------------------------------------------------------------
                            Evergreen Select Funds


Money Market                            Growth and Income/
Money Market Fund                       Balanced
Treasury Money Market Fund              Equity Income Fund
100% Treasury Money Market Fund         Balanced Fund
Municipal Money Market Fund
                                        Growth
Municipal Fixed                         Special Equity Fund
Income                                  Small Cap Growth Fund
Intermediate Tax Exempt Bond Fund       Small Company Value Fund
                                        Strategic Growth Fund
Taxable Fixed                           Core Equity Fund
Income                                  Equity Index Fund
International Bond Fund                 Large Cap Blend Fund
Total Return Bond Fund                  Strategic Value Fund
Income Plus Fund                        Diversified Value Fund
Core Bond Fund                          Social Principles Fund
Fixed Income Fund
Adjustable Rate Fund
Limited Duration Fund


40021                                                       547173    02/99
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[LOGO OF EVERGREEN FUNDS APPEARS HERE]                              BULK RATE
200 Berkeley Street                                                U.S. POSTAGE
Boston, MA 02116                                                      PAID
                                                                  PERMIT NO. 19
                                                                    HUDSON, MA
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